COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [abstract]
COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
6.1 - Cost of revenues

	For the year ended December 31,
	2022	2021	2020
Salaries, employee benefits and social security taxes	(1,014,469)	(745,307)	(476,480)
Professional services	(37,293)	(23,989)	(6,599)
Depreciation and amortization expense	(13,510)	(10,730)	(9,759)
Travel and housing	(11,057)	(4,950)	(6,881)
Depreciation expense of right-of-use assets	(9,802)	(3,392)	—
Office expenses	(8,817)	(6,607)	(3,050)
Promotional and marketing expenses	(4,111)	(687)	(498)
Shared-based compensation expense	(4,917)	(3,568)	(4,109)
Recruiting, training and other employee expenses	(3,150)	(2,860)	(2,436)
Share-based compensation expense - Cash settled	(3,722)	—	—
TOTAL	(1,110,848)	(802,090)	(509,812)

6.2 - Selling, general and administrative expenses

	For the year ended December 31,
	2022	2021	2020
Salaries, employee benefits and social security taxes	(173,472)	(139,307)	(86,390)
Depreciation and amortization expense	(59,179)	(45,723)	(21,083)
Share-based compensation expense	(52,144)	(38,849)	(20,519)
Professional services	(40,546)	(30,947)	(23,093)
Depreciation expense of right-of-use assets	(25,442)	(20,441)	(17,638)
Office expenses	(24,992)	(18,298)	(13,515)
Promotional and marketing expenses	(26,976)	(10,299)	(3,517)
Taxes	(17,609)	(13,260)	(16,596)
Travel and housing	(17,159)	(5,414)	(3,878)
Recruiting, training and other employee expenses	(10,346)	(11,575)	(4,389)
Rental expenses	(7,448)	(6,045)	(5,762)
Legal claims	(241)	(2,846)	(842)
Share-based compensation expense - Cash settled	(770)	—	—
TOTAL	(456,324)	(343,004)	(217,222)